COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of provisions and contingent liabilities [Table Text Block]
	Legal disputes	Sales tax	Total
Balance as at December 31, 2023	$2,962	$2,538	$5,500
Payments/Settlements	(7)	(168)	(175)
Additional provisions	1,007	158	1,165
Foreign currency translation	101	-	101
Balance as at March 31, 2024	$4,063	$2,528	$6,591

Thousands of United States dollars	Termination benefits	Legal disputes	Sales tax	Total
Balance as at December 31, 2022	$183	$3,030	$1,831	$5,044
Payments/settlements	(183)	(98)	-	(281)
Additional provisions	-	8	707	715
Foreign currency translation	-	22	-	22
Balance as at December 31, 2023	$-	$2,962	$2,538	$5,500